Acquisitions - Narrative (Details) R in Millions, $ in Millions		4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 04, 2025 ZAR (R)	Dec. 31, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Sep. 04, 2025 USD ($)	Mar. 15, 2024
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired					R 1,990	R 2,690	R (471)
Metallix
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Cash consideration | $								$ 129
Revenue contributed		R 1,658
Profit (loss) contributed		(334)
Profit (loss) contributed, excluding effect of fair value adjustments		R 50
Revenue of combined entity as if combination occurred at beginning of period					132,810
Profit (loss) of combined entity as if combination occurred at beginning of period					(4,513)
Acquisition-related costs					R 175
Acquisition of subsidiaries, net of cash acquired	R 1,894
Reldan Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Acquisition of subsidiaries, net of cash acquired			R 96	$ 5